UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The high yield market started 2013 on a strong note as investors looked past the fiscal cliff toward expectations of broader global growth. February started off relatively calm and then experienced a spike in market volatility related to a more hawkish Federal Reserve, weaker Euro area PMI, and disappointing Italian elections. Despite the volatility, high yield bonds rebounded and posted positive returns to close out the quarter despite the headwinds out of Europe and the Cypress banking crisis.

Continued evidence of a slowly improving U.S. economy fueled a rally across fixed-income spread sectors during April. The high yield market was up close to 2% in April. The asset class benefited from well bid stocks along with low Treasury yields. As the Federal Reserve tapering theme became apparent during May, high yield bonds had a negative monthly return for the first time in a year as upward pressure on Treasury yields and a general flight to quality caused a sell off. In the month of June, the U.S. high yield market experienced another volatile month as sharp yield/price adjustments, record fund out flows, and Treasury and equity market swings provided daily drama. June marked the second consecutive month of negative returns for the asset class. After the high yield market sold off dramatically during June, it rallied back during the month of July as Treasury yields stabilized and retail flows came back into the market. Despite uncertainty around geopolitical events in Syria and continued uncertainty about Federal Reserve monetary policy, the market closed out the third quarter with positive returns.

During October, the U.S. high yield market posted one of its strongest months of performance on a temporary fix to U.S. fiscal woes. Throughout the remainder of the quarter, economic data and fundamentals seemed to improve for the most part. Despite the Federal Reserve’s decision to taper and the subsequent rise in Treasury yields, the U.S. high yield market posted positive returns to close out 2013.

For the year as a whole, high yield bonds were one of the top-performing fixed-income categories. In this environment, the high yield corporate bond market, as measured by the JP Morgan Developed High Yield Index, posted a return of 8.42% which underperformed equities as measured by the S&P 500® Index (32.39%) and outperformed the ten-year U.S. Treasury (-7.73%) for the year.

The Great-West Putnam High Yield Bond Fund (Initial Class shares) underperformed its benchmark on a net basis during 2013, returning 7.65%. An overweight to the CCC-rated tiers of the market was beneficial to performance as lower quality high yield bonds outperformed during 2013. Broadly during the year CCC’s returned 15.31% compared to BB’s which returned 4.31%. The automotive, chemicals, and cable & satellite sectors were the top performing sectors for the Fund during the year. Two of the top performing individual names were Travelport LLC and First Data Corp. Meanwhile, underweight positions in the industrials, metals & mining, and diversified media sectors detracted from performance relative to the benchmark. Exide Technologies was the biggest detractor at the issuer level.

The prospects for the economy continue to improve. At its December meeting, the Federal Reserve acknowledged the improved economic outlook and announced it would begin the long-awaited “taper” of its bond purchases in January. At the same time, the Federal Reserve has tried to keep sending a dovish message to the financial markets. With the transition to a Federal Reserve led by Janet Yellen now underway, we expect considerable volatility in interest rates this year. The 10-year Treasury yield broke through the 3% barrier in December, reflecting the improving economic data, but the front end remains anchored by the Federal Reserve’s announced determination to keep the policy rate low. We continue to believe that the underlying fundamentals of the private economy will allow faster overall growth in 2014, in the absence of shocks from Washington.

Despite the risks of rate volatility surrounding Federal Reserve policy and the debt ceiling debate, we believe corporate fundamentals remain reasonably solid and defaults should remain below historical averages for some time. Valuations are fair and should provide attractive loss-adjusted spreads in the U.S. high yield market. Within the Fund, we have reduced beta and are maintaining adequate cash to provide a cushion if market liquidity conditions are challenged. The high yield market still feels asymmetric due to higher average bond prices. As such, the portfolio management team is increasingly vigilant in paring exposure in which constrained bond prices result in unfavorable risk/return characteristics.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	JP Morgan High Yield Developed Index
	10,000.00	10,000.00
2004	10,936.00	11,125.00
2005	11,221.43	11,416.48
2006	12,357.04	12,738.50
2007	12,380.52	13,081.17
2008	8,372.94	9,575.42
2009	12,660.73	15,201.93
2010	14,407.47	17,460.94
2011	14,730.20	18,611.61
2012	16,939.73	21,528.05
2013	18,234.83	23,340.71

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	7.65%	16.84%	6.19%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2013

Moody’s Rating	% of Fund Investments
A3	0.32%
Aaa	2.07%
B1	16.20%
B2	10.75%
B3	15.04%
Ba1	4.71%
Ba2	6.21%
Ba3	12.47%
Baa1	0.13%
Baa2	0.20%
Baa3	1.09%
Ca	0.07%
Caa	0.44%
Caa1	13.72%
Caa2	6.38%
Caa3	0.68%
Withdrawn Rating	0.34%
Not Rated	4.46%
Common Stock	1.81%
Convertible Preferred Stock	0.53%
Preferred Stock	0.47%
Warrants	0.05%
Short Term Investments	1.86%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,058.80	$5.76*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.88	$5.66*

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

BANK LOANS
$59,250	Academy Ltd(a)
	3.49%, 08/03/2018	$	59,546
440,000	Air Medical(b)
	7.63%, 05/20/2018		429,000
217,800	Ardent Health 1 STL(a)
	5.49%, 05/02/2018		218,163
390,000	Asurion TLB(a)
	9.74%, 08/07/2019		402,188
165,000	BJ’s Wholesale Club Inc(a)(b)
	7.75%, 03/31/2020		168,218
140,676	Burlington Coat Factory Warehouse Corp(a)
	4.49%, 02/23/2017		142,141
1,212,300	Caesars Entertainment Operating Co(a)
	5.49%, 01/28/2018		1,155,473
320,000	Citycenter(a)(b)
	4.25%, 09/30/2020		324,341
993,000	Clear Channel Communications(a)
	6.99%, 01/31/2019		947,488
249,375	CPG International(a)
	4.00%, 09/24/2020		249,998
250,000	Del Monte(a)(b)
	7.49%, 05/26/2021		252,188
153,450	Dematic(a)
	4.25%, 11/30/2019		154,073
220,874	Emergency Medical Service Corp(a)
	3.24%, 05/25/2018		221,267
600,000	Fieldwood Energy(a)
	7.38%, 09/30/2020		612,000
516,483	FTS International Inc(a)
	7.24%, 05/06/2016		518,097
145,000	Golden Nugget Inc(a)(b)
	4.74%, 10/21/2019		146,748
57,600	Harrahs Operating Co Inc(a)
	7.74%, 10/15/2016		57,984
502,475	Heinz (HJ) Co(a)
	2.75%, 03/27/2019		505,899
152,700	Infor US Inc(a)
	4.24%, 04/05/2018		152,700
	Istar Financial Inc(a)
50,492	5.99%, 03/19/2017		52,022
195	3.75%, 10/15/2017		196
109,450	JC Penney(a)
	5.24%, 05/01/2018		106,759
94,050	Leap Wireless International Inc(a)
	3.75%, 09/24/2019		94,285
377,212	Motor City TLB(a)
	3.49%, 03/01/2017		380,512
615,000	Neiman Marcus Group Inc(a)(b)
	4.25%, 10/25/2020		622,248
585,000	Nuveen Investments Inc(a)
	5.49%, 02/28/2019		577,688
215,000	Oxea S.a.r.l.(a)
	7.49%, 06/01/2020		217,956
143,191	Par Pharmaceutical Cos Inc(a)
	3.49%, 09/30/2019		143,800
151,915	Pharmaceutical Product Development(a)
	3.49%, 12/05/2018		152,837

Principal Amount			Fair Value

Bank Loans — (continued)
$190,000	Rite Aid Corp(a)
	4.11%, 06/07/2021	$	192,533
480,000	Shelf Drill Holdings Ltd(a)(b)
	9.25%, 10/01/2018		487,200
110,000	Sheridan Healthcare(a)(b)
	7.50%, 12/31/2021		111,375
552,487	Tervita Corp(a)
	5.24%, 01/24/2018		553,754
1,270,119	Texas Competitive Electric Holding Co(a)
	3.74%, 10/10/2017		872,572
788,870	Travelport LLC(a)
	8.24%, 01/31/2016		815,165
268,650	Tronox Inc(a)
	3.74%, 02/26/2020		271,822
133,987	Vantage Drilling Co(a)
	4.75%, 03/28/2019		135,941
210,000	Yonkers Racing Corp(a)(b)
	3.49%, 07/22/2019		207,900

TOTAL BANK LOANS — 5.00% (Cost $12,671,236)		$	12,714,077

BONDS AND NOTES
Basic Materials — 5.30%
	ArcelorMittal(a)
700,000	10.35%, 06/01/2019		885,500
140,000	7.50%, 10/15/2039		137,550
475,000	Ashland Inc
	4.75%, 08/15/2022		451,250
	Celanese US Holdings LLC
630,000	5.88%, 06/15/2021		670,950
335,000	4.63%, 11/15/2022		320,762
100,000	Eldorado Gold Corp(c)
	6.13%, 12/15/2020		96,250
210,000	Exopack Holdings SA(c)
	7.88%, 11/01/2019		214,200
530,000	Ferro Corp
	7.88%, 08/15/2018		559,150
	FMG Resources August 2006 Pty Ltd(c)
255,000	6.88%, 02/01/2018		268,388
640,000	8.25%, 11/01/2019		718,400
70,000	FQM Akubra Inc(c)
	7.50%, 06/01/2021		73,150
180,000	Hexion US Finance Corp
	6.63%, 04/15/2020		184,500
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
370,000	8.88%, 02/01/2018		384,337
225,000	9.00%, 11/15/2020(d)		224,438
	Huntsman International LLC
305,000	8.63%, 03/15/2020		337,406
405,000	4.88%, 11/15/2020		398,925
480,000	8.63%, 03/15/2021		542,400
215,000	EUR, 5.13%, 04/15/2021(c)		296,886
355,000	IAMGOLD Corp(c)
	6.75%, 10/01/2020		305,300

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Basic Materials — (continued)
$710,000	INEOS Finance PLC(c)
	7.50%, 05/01/2020	$	778,337
	INEOS Group Holdings SA
97,681	EUR, 7.88%, 02/15/2016		135,387
565,000	6.13%, 08/15/2018(c)		567,825
290,000	LyondellBasell Industries NV
	5.75%, 04/15/2024		324,995
	Momentive Performance Materials Inc
630,000	8.88%, 10/15/2020		663,075
70,000	10.00%, 10/15/2020		73,325
	New Gold Inc(c)
140,000	7.00%, 04/15/2020		143,850
90,000	6.25%, 11/15/2022		87,075
295,000	Nufarm Australia Ltd(c)
	6.38%, 10/15/2019		305,325
275,000	Perstorp Holding AB(c)
	8.75%, 05/15/2017		295,625
220,000	PQ Corp(c)
	8.75%, 05/01/2018		239,800
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc
	9.00%, 10/15/2017		233,200
200,000	Smurfit Kappa Acquisitions(c)
	4.88%, 09/15/2018		207,500
300,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025		328,125
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019		59,538
290,000	7.63%, 03/15/2020		314,650
40,000	6.38%, 08/15/2022		43,200
245,000	5.25%, 04/15/2023		245,000
570,000	Taminco Global Chemical Corp(c)
	9.75%, 03/31/2020		646,950
360,000	TPC Group Inc(c)
	8.75%, 12/15/2020		382,500
340,000	Tronox Finance LLC(d)
	6.38%, 08/15/2020		346,800

			13,491,824

Communications — 15.22%
370,000	Affinion Group Inc(d)
	7.88%, 12/15/2018		333,000
475,000	Alcatel-Lucent USA Inc(c)
	6.75%, 11/15/2020		493,406
	Avaya Inc(c)
1,100,000	7.00%, 04/01/2019		1,078,000
230,000	10.50%, 03/01/2021		219,650
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017		326,200
80,000	7.75%, 04/15/2018		89,300
45,000	8.00%, 04/15/2020		50,288
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020		146,138
230,000	6.50%, 04/30/2021		236,325
70,000	6.63%, 01/31/2022		72,100
1,225,000	5.25%, 09/30/2022		1,143,844

Principal Amount			Fair Value

Communications — (continued)
$625,000	5.13%, 02/15/2023	$	579,687
	CenturyLink Inc
80,000	5.63%, 04/01/2020		81,400
585,000	6.75%, 12/01/2023		592,312
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019		637,500
610,000	9.00%, 03/01/2021		616,100
	Clear Channel Worldwide Holdings Inc
770,000	7.63%, 03/15/2020		809,462
280,000	6.50%, 11/15/2022		285,950
860,000	Crown Castle International Corp
	5.25%, 01/15/2023		842,800
520,000	CSC Holdings LLC
	6.75%, 11/15/2021		560,300
470,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019		495,850
135,000	CyrusOne LP / CyrusOne Finance Corp
	6.38%, 11/15/2022		139,725
1,000,000	Digicel Group Ltd(c)
	8.25%, 09/30/2020		1,036,250
155,000	Digicel Ltd(c)
	8.25%, 09/01/2017		161,200
	DISH DBS Corp
420,000	7.88%, 09/01/2019		480,900
390,000	6.75%, 06/01/2021		413,400
220,000	Entercom Radio LLC
	10.50%, 12/01/2019		249,150
105,000	Frontier Communications Corp
	7.63%, 04/15/2024		104,738
	Gannett Co Inc(c)
295,000	5.13%, 10/15/2019		306,800
195,000	5.13%, 07/15/2020		197,438
610,000	Gray Television Inc
	7.50%, 10/01/2020		648,125
410,000	Griffey Intermediate Inc / Griffey Finance Sub LLC(c)
	7.00%, 10/15/2020		324,925
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019		487,125
440,000	7.63%, 06/15/2021		490,600
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021		391,387
315,000	6.63%, 12/15/2022		324,450
	Intelsat Luxembourg SA(c)
1,410,000	7.75%, 06/01/2021		1,512,225
855,000	8.13%, 06/01/2023		916,987
330,000	Lamar Media Corp
	5.88%, 02/01/2022		338,250
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019		151,031
40,000	8.13%, 07/01/2019		43,800
170,000	7.00%, 06/01/2020		180,200
450,000	8.63%, 07/15/2020		504,000
160,000	6.13%, 01/15/2021(c)		161,600
110,000	LIN Television Corp
	6.38%, 01/15/2021		114,400

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Communications — (continued)
$540,000	Mediacom LLC / Mediacom Capital Corp
	7.25%, 02/15/2022	$	572,400
	MetroPCS Wireless Inc(c)
495,000	6.25%, 04/01/2021		513,562
855,000	6.63%, 04/01/2023		882,787
905,000	Nexstar Broadcasting Inc
	6.88%, 11/15/2020		968,350
345,000	Nielsen Finance LLC / Nielsen Finance Co
	4.50%, 10/01/2020		335,513
440,000	NII International Telecom SCA(c)
	7.88%, 08/15/2019		332,200
455,000	PAETEC Holding Corp
	9.88%, 12/01/2018		508,462
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021		142,175
465,000	5.75%, 01/15/2023		449,887
380,000	Qwest Corp
	6.75%, 12/01/2021		416,086
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019		163,020
420,000	5.75%, 07/15/2020		436,800
	Sinclair Television Group Inc
425,000	5.38%, 04/01/2021		418,625
295,000	6.38%, 11/01/2021(c)		305,325
115,000	6.13%, 10/01/2022		116,150
825,000	Sirius XM Holdings Inc(c)
	5.88%, 10/01/2020		841,500
1,070,000	Softbank Corp(c)
	4.50%, 04/15/2020		1,043,250
985,000	Sprint Capital Corp
	6.88%, 11/15/2028		928,362
	Sprint Communications Inc
125,000	8.38%, 08/15/2017		144,688
475,000	9.00%, 11/15/2018(c)		572,375
750,000	7.00%, 08/15/2020		811,875
	Sprint Corp(c)
1,370,000	7.25%, 09/15/2021		1,471,037
755,000	7.88%, 09/15/2023		811,625
335,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		365,988
	T-Mobile USA Inc
145,000	5.25%, 09/01/2018(c)		152,613
170,000	6.63%, 04/28/2021		178,925
180,000	6.13%, 01/15/2022		183,150
70,000	6.84%, 04/28/2023		72,625
245,000	Townsquare Radio LLC / Townsquare Radio Inc(c)
	9.00%, 04/01/2019		265,213
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(c)
	7.50%, 03/15/2019		163,125
	Univision Communications Inc(c)
380,000	7.88%, 11/01/2020		417,525
510,000	8.50%, 05/15/2021		561,000
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021		134,314
610,000	5.00%, 07/15/2022		596,275

Principal Amount			Fair Value

Communications — (continued)
$200,000	Virgin Media Finance PLC(c)
	6.38%, 04/15/2023	$	203,500
200,000	Virgin Media Secured Finance PLC(c)
	5.38%, 04/15/2021		200,000
1,120,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp
	10.25%, 07/15/2019		1,243,200
290,000	Wind Acquisition Finance SA(c)
	7.25%, 02/15/2018		305,225
394,014	Wind Acquisition Holdings Finance SA(c)
	12.25%, 07/15/2017		414,700
	Windstream Corp
285,000	7.88%, 11/01/2017		325,613
210,000	7.75%, 10/01/2021		222,600
170,000	6.38%, 08/01/2023		158,950

			38,718,913

Consumer, Cyclical — 14.37%
25,000	Academy Ltd / Academy Finance Corp(c)
	9.25%, 08/01/2019		27,625
180,000	Allegion US Holding Co Inc(c)
	5.75%, 10/01/2021		187,200
320,000	AMC Entertainment Inc
	9.75%, 12/01/2020		366,000
830,000	American Axle & Manufacturing Inc
	7.75%, 11/15/2019		944,125
	AutoNation Inc
45,000	6.75%, 04/15/2018		52,088
70,000	5.50%, 02/01/2020		75,163
	Beazer Homes USA Inc
205,000	8.13%, 06/15/2016		228,575
170,000	7.25%, 02/01/2023		170,000
	Bon-Ton Department Stores Inc
201,000	10.63%, 07/15/2017		201,000
185,000	8.00%, 06/15/2021(d)		186,388
300,000	Boyd Gaming Corp(d)
	9.13%, 12/01/2018		326,250
445,000	Brookfield Residential Properties Inc(c)
	6.50%, 12/15/2020		461,687
215,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c)
	6.13%, 07/01/2022		216,075
175,000	Burger King Corp(d)
	9.88%, 10/15/2018		194,250
255,000	Burlington Coat Factory Warehouse Corp
	10.00%, 02/15/2019		287,194
	Caesars Entertainment Operating Co Inc
160,000	11.25%, 06/01/2017		162,800
665,000	9.00%, 02/15/2020		646,712
170,000	CCM Merger Inc(c)
	9.13%, 05/01/2019		177,650

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
$95,000	9.13%, 08/01/2018	$	103,075
200,000	5.25%, 03/15/2021		197,500
410,000	Chinos Intermediate Holdings A Inc(c)
	7.75%, 05/01/2019		419,225
405,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021		460,687
190,000	Churchill Downs Inc(c)
	5.38%, 12/15/2021		193,325
	Cinemark USA Inc
265,000	7.38%, 06/15/2021		292,825
160,000	5.13%, 12/15/2022		154,800
55,000	4.88%, 06/01/2023		51,700
	Claire’s Stores Inc
295,000	8.88%, 03/15/2019(d)		303,850
485,000	9.00%, 03/15/2019(c)		526,225
100,000	6.13%, 03/15/2020(c)		96,500
600,000	CST Brands Inc
	5.00%, 05/01/2023		579,000
340,000	Dave & Buster’s Inc
	11.00%, 06/01/2018		372,725
165,000	Delphi Corp
	5.00%, 02/15/2023		169,744
685,000	DineEquity Inc
	9.50%, 10/30/2018		760,350
385,000	Exide Technologies(d)(e)(f)
	8.63%, 02/01/2018		275,275
	Felcor Lodging LP
122,000	10.00%, 10/01/2014		129,015
80,000	5.63%, 03/01/2023		78,000
185,000	Fontainebleau Las Vegas Holdings LLC(c)(e)(g)
	10.25%, 06/15/2015		116
265,000	General Motors Co(h)
	0.00%, 07/15/2023		3,975
1,450,000	Gestamp Funding Luxembourg SA(c)
	5.63%, 05/31/2020		1,475,375
480,000	Gibson Brands Inc(c)
	8.88%, 08/01/2018		506,400
	GLP Capital LP / GLP Financing II Inc(c)
155,000	4.38%, 11/01/2018		158,488
420,000	4.88%, 11/01/2020		420,000
345,000	Great Canadian Gaming Corp(c)
	CAD, 6.63%, 07/25/2022		340,615
85,000	Hanesbrands Inc
	6.38%, 12/15/2020		92,863
	HD Supply Inc
475,000	7.50%, 07/15/2020		511,812
510,000	11.50%, 07/15/2020		608,812
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019		465,475
210,000	5.88%, 03/15/2021		206,325
130,000	Jo-Ann Stores Holdings Inc(c)
	9.75%, 10/15/2019		136,013

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
$835,000	Jo-Ann Stores Inc(c)
	8.13%, 03/15/2019	$	873,619
160,000	K Hovnanian Enterprises Inc(c)
	7.25%, 10/15/2020		171,800
	L Brands Inc
340,000	6.63%, 04/01/2021		373,150
450,000	5.63%, 02/15/2022		460,125
175,000	Landry’s Holdings II Inc(c)
	10.25%, 01/01/2018		185,719
735,000	Landry’s Inc(c)
	9.38%, 05/01/2020		801,150
110,000	Lennar Corp(a)
	4.75%, 11/15/2022		102,025
598,000	Libbey Glass Inc
	6.88%, 05/15/2020		645,840
455,000	M/I Homes Inc
	8.63%, 11/15/2018		492,537
	MGM Resorts International
130,000	6.88%, 04/01/2016(d)		143,000
590,000	7.63%, 01/15/2017		671,125
135,000	8.63%, 02/01/2019		158,288
630,000	6.75%, 10/01/2020		674,100
65,000	6.63%, 12/15/2021		68,738
320,000	7.75%, 03/15/2022		357,600
295,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(c)
	7.50%, 08/01/2018		306,800
173,000	Michaels Stores Inc
	11.38%, 11/01/2016		177,112
935,813	MTR Gaming Group Inc
	11.50%, 08/01/2019		1,039,922
758,000	Navistar International Corp(d)
	8.25%, 11/01/2021		784,530
455,000	Neiman Marcus Group LLC
	7.13%, 06/01/2028		450,450
	Neiman Marcus Group LTD Inc(c)
225,000	8.00%, 10/15/2021		235,125
310,000	8.75%, 10/15/2021		324,725
265,000	Penn National Gaming Inc(c)
	5.88%, 11/01/2021		261,687
480,000	Penske Automotive Group Inc
	5.75%, 10/01/2022		490,800
140,000	Petco Animal Supplies Inc(c)
	9.25%, 12/01/2018		150,150
235,000	Petco Holdings Inc(c)
	8.50%, 10/15/2017		239,700
615,000	Pittsburgh Glass Works LLC(c)
	8.00%, 11/15/2018		647,287
	PulteGroup Inc
300,000	7.63%, 10/15/2017		345,000
190,000	7.88%, 06/15/2032		195,225
330,000	6.00%, 02/15/2035		279,675
	Quiksilver Inc / QS Wholesale Inc
40,000	7.88%, 08/01/2018(c)		43,400
40,000	10.00%, 08/01/2020		45,200
	Regal Entertainment Group
560,000	5.75%, 06/15/2023		550,200
145,000	5.75%, 02/01/2025		136,663
	Rite Aid Corp
60,000	10.25%, 10/15/2019		67,200

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Consumer, Cyclical — (continued)
$675,000	9.25%, 03/15/2020	$	774,562
155,000	8.00%, 08/15/2020		174,375
179,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(c)
	9.50%, 06/15/2019		196,453
325,000	Sabre Holdings Corp
	8.35%, 03/15/2016		362,375
830,000	Sabre Inc(c)
	8.50%, 05/15/2019		921,300
	Schaeffler Finance BV
100,000	EUR, 8.75%, 02/15/2019		156,143
1,330,000	4.75%, 05/15/2021(c)		1,326,675
355,000	Schaeffler Holding Finance BV(c)
	6.88%, 08/15/2018		376,300
735,000	Six Flags Entertainment Corp(c)
	5.25%, 01/15/2021		718,462
190,000	Standard Pacific Corp
	6.25%, 12/15/2021		198,075
80,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c)
	6.38%, 06/01/2021		77,200
	Taylor Morrison Communities Inc / Monarch Communities Inc(c)
436,000	7.75%, 04/15/2020		479,600
395,000	5.25%, 04/15/2021		384,137
	Tenneco Inc
145,000	7.75%, 08/15/2018		155,150
295,000	6.88%, 12/15/2020		322,287
205,000	Titan International Inc(c)
	6.88%, 10/01/2020		213,713
	Travelport LLC
210,000	11.88%, 09/01/2016		213,150
538,599	8.38%, 12/01/2016		548,025
319,769	Travelport LLC / Travelport Holdings Inc(c)
	13.88%, 03/01/2016		338,955
	TRW Automotive Inc(c)
265,000	7.25%, 03/15/2017		304,087
100,000	4.50%, 03/01/2021		101,000
265,000	United Continental Holdings Inc(d)
	6.00%, 12/01/2020		264,337

			36,556,900

Consumer, Non-cyclical — 13.50%
505,000	Acadia Healthcare Co Inc(c)
	6.13%, 03/15/2021		517,625
445,000	Amsurg Corp
	5.63%, 11/30/2020		462,800
845,000	Ashtead Capital Inc(c)
	6.50%, 07/15/2022		900,981
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
65,000	9.75%, 03/15/2020		76,213
155,000	5.50%, 04/01/2023		150,156
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019		231,125

Principal Amount			Fair Value

Consumer, Non-cyclical — (continued)
$405,000	6.00%, 10/15/2021(c)	$	412,088
220,000	B&G Foods Inc
	4.63%, 06/01/2021		211,200
	Biomet Inc
300,000	6.50%, 08/01/2020		315,000
720,000	6.50%, 10/01/2020		741,600
255,000	Capella Healthcare Inc
	9.25%, 07/01/2017		271,575
220,000	Capsugel Finance Co SCA(c)
	EUR, 9.88%, 08/01/2019		338,217
380,000	Capsugel SA(c)
	7.00%, 05/15/2019		387,125
	Ceridian Corp
410,000	11.25%, 11/15/2015		413,075
76,050	12.25%, 11/15/2015		76,620
215,000	8.88%, 07/15/2019(c)		247,250
825,000	Ceridian HCM Holding Inc(c)
	11.00%, 03/15/2021		950,812
	CHS/Community Health Systems Inc
1,015,000	5.13%, 08/15/2018		1,047,987
115,000	8.00%, 11/15/2019		124,775
	Constellation Brands Inc
110,000	6.00%, 05/01/2022		117,425
1,155,000	4.25%, 05/01/2023		1,077,037
560,000	ConvaTec Finance International SA(c)
	8.25%, 01/15/2019		573,300
345,000	ConvaTec Healthcare E SA(c)
	10.50%, 12/15/2018		387,694
130,000	Dean Foods Co
	7.00%, 06/01/2016		143,650
130,000	Elizabeth Arden Inc
	7.38%, 03/15/2021		141,700
440,000	Endo Finance Co(c)
	5.75%, 01/15/2022		442,200
212,000	Envision Healthcare Corp
	8.13%, 06/01/2019		229,755
260,000	ESAL GmbH(c)
	6.25%, 02/05/2023		233,350
185,000	Fresenius Medical Care US Finance II Inc(c)
	5.63%, 07/31/2019		199,800
560,000	Garda World Security Corp(c)
	7.25%, 11/15/2021		564,200
905,000	Hawk Acquisition Sub Inc(c)
	4.25%, 10/15/2020		875,587
	HCA Inc
220,000	8.50%, 04/15/2019		233,200
1,685,000	6.50%, 02/15/2020		1,851,394
100,000	7.88%, 02/15/2020		107,375
55,000	7.50%, 02/15/2022		60,363
415,000	Health Net Inc
	6.38%, 06/01/2017		447,163
	Hertz Corp
165,000	7.50%, 10/15/2018		177,994
425,000	5.88%, 10/15/2020		440,406
155,000	6.25%, 10/15/2022(d)		160,038

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Consumer, Non-cyclical — (continued)
$350,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	$	371,000
740,000	Igloo Holdings Corp(c)
	8.25%, 12/15/2017		745,550
195,000	Interactive Data Corp
	10.25%, 08/01/2018		214,676
665,000	Iron Mountain Inc
	6.00%, 08/15/2023		681,625
135,000	Jaguar Holding Co I(c)
	9.38%, 10/15/2017		142,763
425,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(c)
	9.50%, 12/01/2019		478,125
1,060,000	JBS USA LLC / JBS USA Finance Inc(c)
	7.25%, 06/01/2021		1,104,762
	Kinetic Concepts Inc / KCI USA Inc
1,045,000	10.50%, 11/01/2018		1,201,750
170,000	12.50%, 11/01/2019(d)		191,250
520,000	Lender Processing Services Inc
	5.75%, 04/15/2023		538,200
380,000	MultiPlan Inc(c)
	9.88%, 09/01/2018		418,000
430,000	Novelis Inc
	8.75%, 12/15/2020		478,375
585,000	Par Pharmaceutical Cos Inc
	7.38%, 10/15/2020		604,744
	PHH Corp
615,000	7.38%, 09/01/2019		656,512
380,000	6.38%, 08/15/2021		380,000
155,000	Post Holdings Inc(c)
	7.38%, 02/15/2022		165,850
350,000	Prestige Brands Inc(c)
	5.38%, 12/15/2021		353,500
455,000	Rent-A-Center Inc
	4.75%, 05/01/2021		427,131
545,000	Revlon Consumer Products Corp
	5.75%, 02/15/2021		537,506
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019		386,750
1,035,000	9.88%, 08/15/2019		1,151,437
145,000	5.75%, 10/15/2020		147,900
145,000	Salix Pharmaceuticals Ltd(c)
	6.00%, 01/15/2021		148,625
	Service Corp International
50,000	7.00%, 05/15/2019		53,500
175,000	5.38%, 01/15/2022(c)		177,188
290,000	7.50%, 04/01/2027		305,950
195,000	Smithfield Foods Inc
	6.63%, 08/15/2022		206,700
	Spectrum Brands Escrow Corp(c)
20,000	6.38%, 11/15/2020		21,350
15,000	6.63%, 11/15/2022		15,956
447,000	Spectrum Brands Inc
	6.75%, 03/15/2020		481,084
150,000	Stewart Enterprises Inc
	6.50%, 04/15/2019		159,000

Principal Amount			Fair Value

Consumer, Non-cyclical — (continued)
	Sun Merger Sub Inc(c)
$55,000	5.25%, 08/01/2018	$	57,613
80,000	5.88%, 08/01/2021		82,000
155,000	Teleflex Inc
	6.88%, 06/01/2019		162,750
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018		293,488
210,000	6.00%, 10/01/2020(c)		219,188
855,000	4.50%, 04/01/2021		810,112
335,000	4.38%, 10/01/2021		314,900
105,000	TMS International Corp(c)
	7.63%, 10/15/2021		111,563
465,000	United Rentals North America Inc
	7.63%, 04/15/2022		516,731
170,000	United Surgical Partners International Inc
	9.00%, 04/01/2020		190,400
	Valeant Pharmaceuticals International(c)
20,000	6.75%, 10/01/2017		21,300
410,000	6.75%, 08/15/2018		450,487
385,000	6.88%, 12/01/2018		411,950
20,000	7.00%, 10/01/2020		21,550
620,000	6.38%, 10/15/2020		653,325
615,000	WellCare Health Plans Inc
	5.75%, 11/15/2020		628,837
125,000	Wells Enterprises Inc(c)
	6.75%, 02/01/2020		126,875

			34,359,683

Diversified — 0.39%
610,000	DH Services Luxembourg S.a.r.l.(c)
	7.75%, 12/15/2020		648,125
345,000	Nielsen Co Luxembourg S.a.r.l.(c)
	5.50%, 10/01/2021		350,175

			998,300

Energy — 12.63%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021		244,950
100,000	6.13%, 07/15/2022		107,000
1,000,000	4.88%, 05/15/2023		965,000
325,000	Alpha Natural Resources Inc(d)
	6.25%, 06/01/2021		277,875
345,000	Antero Resources Finance Corp(c)
	5.38%, 11/01/2021		348,450
645,000	Athlon Holdings LP / Athlon Finance Corp(c)
	7.38%, 04/15/2021		677,250
115,000	Atwood Oceanics Inc
	6.50%, 02/01/2020		122,763
190,000	Aurora USA Oil & Gas Inc(c)
	9.88%, 02/15/2017		203,775
385,000	Basic Energy Services Inc
	7.75%, 02/15/2019		402,325
295,000	Calfrac Holdings LP(c)
	7.50%, 12/01/2020		300,900

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Energy — (continued)
$550,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	$	595,375
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020		559,350
385,000	8.25%, 09/01/2021		417,725
	Chesapeake Energy Corp
490,000	9.50%, 02/15/2015		531,037
55,000	EUR, 6.25%, 01/15/2017		82,474
100,000	6.13%, 02/15/2021		107,250
100,000	5.75%, 03/15/2023		103,000
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019		235,687
	Concho Resources Inc
215,000	6.50%, 01/15/2022		232,738
280,000	5.50%, 10/01/2022		289,100
450,000	5.50%, 04/01/2023		463,500
205,000	Connacher Oil & Gas Ltd(c)
	8.50%, 08/01/2019		140,938
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017		432,037
270,000	8.25%, 04/01/2020		292,275
1,115,000	Continental Resources Inc
	5.00%, 09/15/2022		1,158,206
430,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018		452,037
	Denbury Resources Inc
195,000	8.25%, 02/15/2020		214,744
90,000	6.38%, 08/15/2021		95,850
330,000	Ed Smith Inc(f)(h)
	0.00%, 06/01/2019		413
	El Paso LLC
195,000	7.00%, 06/15/2017		220,474
100,000	7.80%, 08/01/2031		101,477
360,000	7.75%, 01/15/2032		365,419
322,000	Energy Transfer Equity LP
	7.50%, 10/15/2020		361,445
435,000	EP Energy LLC / EP Energy Finance Inc
	9.38%, 05/01/2020		501,881
	EP Energy LLC / Everest Acquisition Finance Inc
190,000	6.88%, 05/01/2019		204,488
70,000	7.75%, 09/01/2022		78,400
408,439	EPE Holdings LLC / EP Energy Bond Co Inc(c)
	8.88%, 12/15/2017		419,671
410,000	EXCO Resources Inc
	7.50%, 09/15/2018		389,500
145,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019		142,100
430,000	Forum Energy Technologies Inc(c)
	6.25%, 10/01/2021		451,500
535,000	Goodrich Petroleum Corp(d)
	8.88%, 03/15/2019		556,400
260,000	Gulfport Energy Corp
	7.75%, 11/01/2020		276,900

Principal Amount			Fair Value

Energy — (continued)
	Halcon Resources Corp
$400,000	9.75%, 07/15/2020	$	417,000
1,035,000	8.88%, 05/15/2021		1,045,350
	Hercules Offshore Inc(c)
120,000	7.13%, 04/01/2017		127,650
145,000	8.75%, 07/15/2021		161,675
135,000	7.50%, 10/01/2021		143,100
275,000	Hiland Partners LP / Hiland Partners Finance Corp(c)
	7.25%, 10/01/2020		294,937
275,000	Key Energy Services Inc
	6.75%, 03/01/2021		281,875
630,000	Kinder Morgan Inc(c)
	5.00%, 02/15/2021		620,541
	Kodiak Oil & Gas Corp
715,000	8.13%, 12/01/2019		793,650
80,000	5.50%, 02/01/2022		79,600
505,000	Laredo Petroleum Inc
	9.50%, 02/15/2019		564,337
1,140,000	Lightstream Resources Ltd(c)
	8.63%, 02/01/2020		1,151,400
1,225,000	Linn Energy LLC / Linn Energy Finance Corp(a)(c)
	7.00%, 11/01/2019		1,237,250
190,000	Lone Pine Resources Canada Ltd(f)
	10.38%, 02/15/2017		57,000
	MEG Energy Corp(c)
300,000	6.50%, 03/15/2021		315,750
135,000	6.38%, 01/30/2023		135,844
215,000	Milagro Oil & Gas Inc(d)(f)
	10.50%, 05/15/2016		161,250
	Newfield Exploration Co
165,000	6.88%, 02/01/2020		176,756
410,000	5.75%, 01/30/2022		422,300
200,000	5.63%, 07/01/2024		199,000
435,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020		455,662
	Oasis Petroleum Inc
560,000	6.88%, 03/15/2022(c)		593,600
145,000	6.88%, 01/15/2023		154,425
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019		565,500
310,000	7.13%, 04/01/2023		316,200
	Peabody Energy Corp
60,000	7.38%, 11/01/2016		67,500
110,000	6.00%, 11/15/2018		117,150
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020		126,917
340,000	6.75%, 02/01/2022		374,518
	Range Resources Corp
45,000	6.75%, 08/01/2020		48,713
95,000	5.00%, 08/15/2022		93,338
	Regency Energy Partners LP / Regency Energy Finance Corp
395,000	5.50%, 04/15/2023		385,125
340,000	4.50%, 11/01/2023		309,400
	Rosetta Resources Inc
250,000	9.50%, 04/15/2018		267,500
600,000	5.63%, 05/01/2021		598,500

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Energy — (continued)
$235,000	Sabine Pass Liquefaction LLC(c)
	6.25%, 03/15/2022	$	233,237
945,000	Samson Investment Co(a)(c)
	10.50%, 02/15/2020		1,030,050
295,000	SandRidge Energy Inc
	7.50%, 03/15/2021		309,012
140,000	Seven Generations Energy Ltd(c)
	8.25%, 05/15/2020		151,200
265,000	Shelf Drilling Holdings Ltd(c)
	8.63%, 11/01/2018		286,200
	SM Energy Co
185,000	6.63%, 02/15/2019		196,563
95,000	6.50%, 11/15/2021		100,700
45,000	6.50%, 01/01/2023		47,194
45,000	Trinidad Drilling Ltd(c)
	7.88%, 01/15/2019		47,813
450,000	Unit Corp
	6.63%, 05/15/2021		474,750
1,045,000	Whiting Petroleum Corp
	5.75%, 03/15/2021		1,081,575
104,000	Williams Cos Inc
	7.75%, 06/15/2031		111,511
	WPX Energy Inc
380,000	5.25%, 01/15/2017		405,650
670,000	6.00%, 01/15/2022		670,000

			32,129,447

Financial — 8.95%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(c)
	7.88%, 12/15/2020		320,250
173,400	Affinion Investments LLC(c)(d)
	13.50%, 08/15/2018		172,533
	Ally Financial Inc
95,000	6.25%, 12/01/2017		105,925
190,000	8.00%, 12/31/2018		224,200
70,000	8.00%, 03/15/2020		83,913
220,000	7.50%, 09/15/2020		256,300
310,000	8.00%, 11/01/2031		370,837
415,000	American International Group Inc(a)
	8.18%, 05/15/2058		502,150
415,000	BBVA International Preferred SAU(a)(i)
	5.92%, Perpetual		399,437
	CBRE Services Inc
170,000	6.63%, 10/15/2020		181,900
665,000	5.00%, 03/15/2023		639,231
	CIT Group Inc
215,000	5.25%, 03/15/2018		230,588
230,000	6.63%, 04/01/2018(c)		258,462
510,000	5.50%, 02/15/2019(c)		546,975
175,000	5.38%, 05/15/2020		185,938
435,000	5.00%, 08/15/2022		424,125
205,000	5.00%, 08/01/2023		197,313
90,000	Citigroup Inc(a)
	EUR, 4.75%, 02/10/2019		122,482
430,000	CNG Holdings Inc(c)
	9.38%, 05/15/2020		395,600

Principal Amount			Fair Value

Financial — (continued)
$150,000	CNO Financial Group Inc(c)
	6.38%, 10/01/2020	$	159,750
200,000	Commerzbank AG(c)
	8.13%, 09/19/2023		220,500
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019		201,000
	Corrections Corp of America
85,000	4.13%, 04/01/2020		83,300
105,000	4.63%, 05/01/2023		98,963
580,000	Dresdner Funding Trust I(c)
	8.15%, 06/30/2031		600,300
690,000	E*TRADE Financial Corp
	6.38%, 11/15/2019		740,887
85,000	General Motors Financial Co Inc(c)
	4.25%, 05/15/2023		80,856
235,000	HBOS Capital Funding LP(a)(c)(i)
	6.07%, Perpetual		234,119
	HBOS PLC(c)
130,000	6.75%, 05/21/2018		147,047
85,000	6.00%, 11/01/2033		81,929
445,000	Hockey Merger Sub 2 Inc(c)
	7.88%, 10/01/2021		457,237
415,000	Howard Hughes Corp(c)
	6.88%, 10/01/2021		431,600
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
410,000	8.00%, 01/15/2018		426,400
250,000	6.00%, 08/01/2020(c)		257,500
	International Lease Finance Corp
65,000	6.25%, 05/15/2019		70,363
140,000	4.63%, 04/15/2021		133,700
325,000	5.88%, 08/15/2022		324,187
	iStar Financial Inc
185,000	7.13%, 02/15/2018		203,963
300,000	4.88%, 07/01/2018		298,875
385,000	LBG Capital No.1 PLC(a)(c)(i)
	8.00%, Perpetual		411,082
	Liberty Mutual Group Inc(c)
35,000	7.00%, 03/15/2037(a)		36,050
75,000	7.80%, 03/15/2037		80,625
255,000	Lloyds Bank PLC(a)(i)
	GBP, 13.00%, Perpetual		670,775
305,000	Mattamy Group Corp(c)
	6.50%, 11/15/2020		301,950
205,000	MPH Intermediate Holding Co(c)
	8.38%, 08/01/2018		213,200
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		90,950
340,000	6.38%, 02/15/2022		351,900
135,000	National Money Mart Co
	10.38%, 12/15/2016		137,025
	Nationstar Mortgage LLC / Nationstar Capital Corp
155,000	6.50%, 08/01/2018		157,713
100,000	9.63%, 05/01/2019		112,500
485,000	7.88%, 10/01/2020		503,187
370,000	6.50%, 07/01/2021		352,425

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Financial — (continued)
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(c)
$105,000	5.63%, 03/15/2020	$	110,250
395,000	5.88%, 03/15/2022		406,850
	Nuveen Investments Inc(c)
340,000	9.13%, 10/15/2017		340,000
285,000	9.50%, 10/15/2020		285,712
120,000	Omega Healthcare Investors Inc
	6.75%, 10/15/2022		130,350
600,000	Onex USI Acquisition Corp(c)
	7.75%, 01/15/2021		613,500
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.13%, 02/15/2019		283,400
425,000	6.75%, 06/15/2021		422,875
	Realogy Group LLC(c)
400,000	7.88%, 02/15/2019		439,000
110,000	7.63%, 01/15/2020		123,475
550,000	ROC Finance LLC / ROC Finance 1 Corp(c)
	12.13%, 09/01/2018		565,125
	Royal Bank of Scotland Group PLC
615,000	7.65%,Perpetual(i)		642,675
255,000	6.00%, 12/19/2023		256,816
400,000	7.64%, 03/31/2049(a)		390,000
545,000	SLM Corp
	8.45%, 06/15/2018		634,925
	Springleaf Finance Corp
1,230,000	6.90%, 12/15/2017		1,344,390
185,000	6.00%, 06/01/2020		185,000
90,000	7.75%, 10/01/2021		97,200
430,000	Stearns Holdings Inc(c)
	9.38%, 08/15/2020		438,600
410,000	TMX Finance LLC / TitleMax Finance Corp(c)
	8.50%, 09/15/2018		436,650
340,000	Walter Investment Management Corp(c)
	7.88%, 12/15/2021		344,250

			22,781,060

Industrial — 8.63%
930,000	ADS Waste Holdings Inc
	8.25%, 10/01/2020		1,009,050
1,100,000	Aguila 3 SA(c)
	7.88%, 01/31/2018		1,166,000
464,000	Ainsworth Lumber Co Ltd(c)
	7.50%, 12/15/2017		498,800
346,000	Air Medical Group Holdings Inc
	9.25%, 11/01/2018		373,680
305,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc(c)
	7.00%, 11/15/2020		308,050
652,000	Atkore International Inc
	9.88%, 01/01/2018		700,900
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020		54,875
80,000	5.25%, 04/01/2022		81,200

Principal Amount			Fair Value

Industrial — (continued)
	Berry Plastics Corp
$165,000	9.50%, 05/15/2018	$	176,963
490,000	9.75%, 01/15/2021		567,175
180,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is(c)
	6.00%, 06/15/2017		182,250
435,000	BOE Merger Corp(c)
	9.50%, 11/01/2017		462,187
380,000	Boise Cascade Co
	6.38%, 11/01/2020		399,950
	Bombardier Inc(c)
105,000	7.75%, 03/15/2020		119,175
310,000	6.13%, 01/15/2023		307,675
550,000	Briggs & Stratton Corp
	6.88%, 12/15/2020		604,312
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018		302,813
125,000	7.00%, 02/15/2020		134,375
135,000	7.50%, 03/15/2020		145,800
140,000	6.75%, 05/01/2021		151,550
200,000	Cemex Finance LLC(c)
	9.38%, 10/12/2022		225,500
	Cemex SAB de CV(c)
200,000	9.50%, 06/15/2018		227,000
200,000	5.88%, 03/25/2019		200,500
345,000	6.50%, 12/10/2019		356,385
200,000	7.25%, 01/15/2021		207,000
550,000	CHC Helicopter SA
	9.25%, 10/15/2020		592,625
35,000	Consolidated Container Co LLC/Consolidated Container Capital Inc(c)
	10.13%, 07/15/2020		37,275
345,000	CPG Merger Sub LLC(c)
	8.00%, 10/01/2021		358,800
380,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023		355,300
355,000	GrafTech International Ltd
	6.38%, 11/15/2020		363,875
390,000	Graphic Packaging International Inc
	4.75%, 04/15/2021		386,100
355,000	Jeld-Wen Inc(c)
	12.25%, 10/15/2017		402,925
550,000	JM Huber Corp(c)
	9.88%, 11/01/2019		631,812
295,000	Kratos Defense & Security Solutions Inc
	10.00%, 06/01/2017		318,231
610,000	Legrand France SA
	8.50%, 02/15/2025		786,952
395,000	Louisiana-Pacific Corp
	7.50%, 06/01/2020		439,437
545,000	Manitowoc Co Inc
	5.88%, 10/15/2022		550,450
285,000	Masonite International Corp(c)
	8.25%, 04/15/2021		313,500

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Industrial — (continued)
$605,000	MasTec Inc
	4.88%, 03/15/2023	$	571,725
	Nortek Inc
460,000	10.00%, 12/01/2018		507,725
365,000	8.50%, 04/15/2021		404,238
72,000	Owens Corning
	9.00%, 06/15/2019		88,890
380,000	Polypore International Inc
	7.50%, 11/15/2017		401,850
200,000	Rexel SA(c)
	6.13%, 12/15/2019		209,000
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c)
	10.00%, 06/01/2020		392,000
	Sealed Air Corp(c)
190,000	6.50%, 12/01/2020		204,250
230,000	5.25%, 04/01/2023		223,675
65,000	6.88%, 07/15/2033		62,075
255,000	Swift Services Holdings Inc
	10.00%, 11/15/2018		283,688
	Terex Corp
90,000	6.50%, 04/01/2020		96,300
780,000	6.00%, 05/15/2021		806,325
115,000	Tervita Corp(c)
	10.88%, 02/15/2018		117,013
	TransDigm Inc
405,000	7.75%, 12/15/2018		434,363
250,000	5.50%, 10/15/2020		244,375
90,000	7.50%, 07/15/2021		96,750
295,000	Triumph Group Inc
	4.88%, 04/01/2021		286,150
	USG Corp
395,000	9.75%, 01/15/2018(a)		467,087
80,000	5.88%, 11/01/2021(c)		83,200
397,000	Victor Technologies Group Inc
	9.00%, 12/15/2017		424,790
410,000	Watco Cos LLC / Watco Finance Corp(c)
	6.38%, 04/01/2023		405,900
570,000	Weekley Homes LLC / Weekley Finance Corp(c)
	6.00%, 02/01/2023		550,050
90,000	WESCO Distribution Inc(c)
	5.38%, 12/15/2021		90,000

			21,951,866

Technology — 3.22%
755,000	ACI Worldwide Inc(c)
	6.38%, 08/15/2020		788,975
285,000	Epicor Software Corp
	8.63%, 05/01/2019		309,225
	First Data Corp
260,000	7.38%, 06/15/2019(c)		277,550
1,425,000	8.25%, 01/15/2021(c)		1,515,844
265,000	11.25%, 01/15/2021(c)		292,494
1,260,000	12.63%, 01/15/2021		1,478,925
760,000	11.75%, 08/15/2021(c)		801,800
	Freescale Semiconductor Inc
565,000	10.75%, 08/01/2020		641,275

Principal Amount			Fair Value

Technology — (continued)
$455,000	6.00%, 01/15/2022(c)	$	460,687
165,000	Healthcare Technology Intermediate Inc(c)
	7.38%, 09/01/2018		171,600
140,000	IMS Health Inc(c)
	6.00%, 11/01/2020		148,750
	Infor US Inc
115,000	11.50%, 07/15/2018		132,538
280,000	9.38%, 04/01/2019		315,000
	SunGard Data Systems Inc
545,000	6.63%, 11/01/2019		572,250
270,000	7.63%, 11/15/2020		294,300

			8,201,213

Utilities — 2.68%
	AES Corp
960,000	8.00%, 10/15/2017		1,128,000
100,000	8.00%, 06/01/2020		117,000
265,000	7.38%, 07/01/2021		298,787
150,000	4.88%, 05/15/2023		140,250
	Calpine Corp(c)
409,000	7.88%, 07/31/2020		447,855
207,000	7.50%, 02/15/2021		225,889
110,000	6.00%, 01/15/2022		112,750
90,000	5.88%, 01/15/2024		87,975
290,000	DPL Inc
	6.50%, 10/15/2016		313,925
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(c)
629,000	10.00%, 12/01/2020		667,850
750,000	12.25%, 03/01/2022(a)		881,250
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021(d)		247,338
260,000	9.13%, 05/01/2031		264,550
	GenOn Energy Inc
25,000	9.50%, 10/15/2018		28,313
165,000	9.88%, 10/15/2020		183,150
	NRG Energy Inc
580,000	7.63%, 01/15/2018		661,200
575,000	7.88%, 05/15/2021		636,812
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016		192,100
120,000	6.50%, 11/01/2020		124,500
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(c)
	11.50%, 10/01/2020		73,500

			6,832,994

TOTAL BONDS AND NOTES — 84.89% (Cost $210,479,932)		$	216,022,200

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

CONVERTIBLE BONDS
Communications — 0.18%
$ 235,000	XM Satellite Radio Inc(c)
	7.00%, 12/01/2014	$	456,488

Financial — 0.28%
213,000	DFC Global Corp
	3.25%, 04/15/2017		190,102
386,000	iStar Financial Inc
	3.00%, 11/15/2016		526,890

			716,992

TOTAL CONVERTIBLE BONDS — 0.46% (Cost $1,009,707)		$	1,173,480

Shares

COMMON STOCK
Basic Materials — 0.34%
12,955	Huntsman Corp		318,693
3,425	LyondellBasell Industries NV Class A		274,959
7,195	MeadWestvaco Corp		265,711

			859,363

Communications — 0.13%
5,850	DISH Network Corp Class A (j)		338,832

Consumer, Cyclical — 0.37%
13,975	American Axle & Manufacturing Holdings Inc (j)		285,789
4,290	Delphi Automotive PLC		257,957
5,002	General Motors Co (j)		204,432
36	Harry & David Holdings Inc (j)		4,410
8,487	Hilton Worldwide Holdings Inc (j)		188,836

			941,424

Consumer, Non-cyclical — 0.21%
6,535	Elizabeth Arden Inc (j)		231,666
4,965	Jarden Corp (j)		304,603

			536,269

Energy — 0.37%
4,300	Gulfport Energy Corp (j)		271,545
39,115	Kodiak Oil & Gas Corp (j)		438,479
123,773	Vantage Drilling Co (j)		227,743

			937,767

Financial — 0.22%
31	Ally Financial Inc (j)		230,950
2,711	CIT Group Inc		141,324

Shares		Fair Value

Financial — (continued)
3,339	MetLife Inc	$	180,039

			552,313

Utilities — 0.12%
15,865	Calpine Corp (j)		309,526

TOTAL COMMON STOCK — 1.76% (Cost $3,724,392)		$	4,475,494

CONVERTIBLE PREFERRED STOCK
Financial — 0.36%
9,709	EPR Properties Series C, 5.75%		198,579
5,890	MetLife Inc, 5.00%		185,771
9,234	Weyerhaeuser Co Class A, 6.38%		514,507

			898,857

Industrial — 0.09%
3,600	United Technologies Corp, 7.50%		235,692

Utilities — 0.06%
3,030	PPL Corp, 8.75%		159,772

TOTAL CONVERTIBLE PREFERRED STOCK —0.51% (Cost $1,151,034)		$	1,294,321

PREFERRED STOCK
Consumer, Cyclical — 0.06%
6,447	M/I Homes Inc (d)		163,109

Financial — 0.40%
469	Ally Financial Inc (c)		447,939
13,425	Federal National Mortgage Association (j)		117,469
16,517	GMAC Capital Trust I		441,664

			1,007,072

TOTAL PREFERRED STOCK — 0.46% (Cost $1,207,048)		$	1,170,181

WARRANTS
Communications — 0.02%
696	Charter Communications Inc, expiring 11/30/2014 (j)		60,726

Consumer, Cyclical — 0.02%
980	General Motors Co, expiring 7/10/2016 (j)		30,537

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Consumer, Cyclical — (continued)
980	General Motors Co, expiring 7/10/2019 (j)	$	22,667

			53,204

TOTAL WARRANTS — 0.04% (Cost $351,977)		$	113,930

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 1.81%
$ 1,091,085	Undivided interest of 2.24% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $1,091,085 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (k)		1,091,085

1,091,086	Undivided interest of 2.72% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $1,091,086 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (k)		1,091,086

229,699	Undivided interest of 2.79% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $229,699 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (k)(l)		229,699

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$1,091,086	Undivided interest of 3.54% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $1,091,086 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (k)	$1,091,086

1,091,086	Undivided interest of 4.44% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $1,091,086 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775. (k)	1,091,086

		4,594,042

U.S. Government Agency Bonds and Notes — 1.97%
5,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2014	4,999,999

U.S. Treasury Bonds and Notes — 0.04%
110,000	U.S. Treasury Bills(m)
	0.10%, 08/21/2014	109,928

TOTAL SHORT TERM INVESTMENTS — 3.82% (Cost $9,703,969)		$9,703,969

TOTAL INVESTMENTS — 96.94% (Cost $240,299,295)		$246,667,652

OTHER ASSETS & LIABILITIES, NET — 3.06%		$7,796,258

TOTAL NET ASSETS — 100.00%		$254,463,910

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(b)

Restricted security; at December 31, 2013, the aggregate cost and fair value of restricted securities was $2,711,211 and $2,749,218, respectively, representing 1.08% of net assets. Further details of these securities are included in a subsequent table.

(c)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $83,866,290 and $86,100,930, respectively, representing 33.84% of net assets.

(d)	All or a portion of the security is on loan at December 31, 2013.
(e)	Security in bankruptcy at December 31, 2013.
(f)

Security in default; some interest payments received during the last 12 months. At December 31, 2013, the aggregate fair value of the securities in default was $493,938, representing 0.19% of net assets.

(g)	Security in default, no interest payments received during the last 12 months. At December 31, 2013, the aggregate fair value of the securities in default was $116, representing 0.00% of net assets.
(h)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	The rate of the reverse repurchase agreement was less than 0.01%.
(m)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open credit default swaps.
STL	Short Term Loan
TLB	Term Loan B

At December 31, 2013, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical	7.63%	05/20/2018	05/24/2013	$436,006	$429,000	0.17%
BJ’s Wholesale Club Inc	7.75	03/31/2020	11/14/2013	164,200	168,218	0.07
Citycenter	4.25	09/30/2020	10/09/2013	317,858	324,341	0.13
Del Monte	7.49	05/26/2021	12/03/2013 -12/05/2013	253,008	252,188	0.10
Golden Nugget Inc	4.74	10/21/2019	11/06/2013	143,576	146,748	0.06
Neiman Marcus Group Inc	4.25	10/25/2020	10/18/2013	611,990	622,248	0.24
Shelf Drill Holdings Ltd	9.25	10/01/2018	10/07/2013	466,112	487,200	0.19
Sheridan Healthcare	7.50	12/31/2021	12/13/2013	109,454	111,375	0.04
Yonkers Racing Corp	3.49	07/22/2019	08/16/2013	209,007	207,900	0.08

				$2,711,211	$2,749,218	1.08%

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2013

At December 31, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	EUR	233,200	USD	320,725	March 2014	$94
WES	USD	60,154	CAD	62,200	January 2014	1,623
SSB	USD	333,652	CAD	345,000	January 2014	9,001
HSB	USD	207,350	CAD	214,400	January 2014	5,596
CS	USD	382,706	EUR	282,500	March 2014	(5,936)
GS	USD	69,105	EUR	51,000	March 2014	(1,057)
DB	USD	296,367	EUR	215,000	March 2014	586
CIT	USD	529,286	EUR	390,700	March 2014	(8,210)
UBS	USD	287,762	EUR	212,400	March 2014	(4,443)
BB	USD	622,797	GBP	381,100	March 2014	(8,013)

					Net Depreciation	$(10,759)

At December 31, 2013, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Unrealized Appreciation
North America High Yield 21/Deutsche Bank	Sell	B+	5.00%	$2,000,000	$169,990	$85,000	December 2018	$88,277

(a)	Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2013.

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $4,489,597 of securities on loan)(a)	$242,073,610
Reverse repurchase agreements, fair value(b)	4,594,042
Cash	9,856,213
Subscriptions receivable	78,553
Receivable for investments sold	621,561
Credit default swaps, fair value (premiums paid $85,000)	169,990
Unrealized appreciation on forward foreign currency contracts	16,900
Dividends and interest receivable	3,870,209

Total Assets	261,281,078

LIABILITIES:
Payable to investment adviser	242,978
Payable upon return of securities loaned	4,594,042
Redemptions payable	328,558
Payable for investments purchased	1,455,959
Payable to sub-custodian	71
Variation margin on credit default swaps	167,901
Unrealized depreciation on forward foreign currency contracts	27,659

Total Liabilities	6,817,168

NET ASSETS	$254,463,910

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,980,115
Paid-in capital in excess of par	264,022,999
Net unrealized appreciation on investments, credit default swaps, forward foreign currency contracts and foreign currency translations	6,445,875
Undistributed net investment income	6,384
Accumulated net realized loss on investments, credit default swaps and foreign currency transactions	(18,991,463)

NET ASSETS	$254,463,910

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	29,801,146

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.54

(a) Cost of investments	$235,705,253
(b) Cost of reverse repurchase agreements	$4,594,042

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$14,973,452
Income from securities lending	51,761
Dividends	192,624
Foreign withholding tax	(462)

Total Income	15,217,375

EXPENSES:
Management fees	2,534,680

Total Expenses	2,534,680

NET INVESTMENT INCOME	12,682,695

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,633,482
Net realized gain on credit default swaps	604,532
Net realized loss on forward foreign currency contracts	(65,718)

Net Realized Gain on Investments	2,172,296

Net change in unrealized appreciation on investments and foreign currency translations	1,934,171
Net change in unrealized appreciation on credit default swaps	62,357
Net change in unrealized appreciation on forward foreign currency contracts	10,439

Net Change in Unrealized Appreciation on Investments	2,006,967

Net Realized and Unrealized Gain on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	4,179,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,861,958

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Putnam High Yield Bond Fund

OPERATIONS:
Net investment income	$12,682,695	$9,302,524
Net realized gain on investments	2,172,296	873,786
Net change in unrealized appreciation on investments	2,006,967	9,827,561

Net Increase in Net Assets Resulting from Operations	16,861,958	20,003,871

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,077,977)	(9,542,348)

Total Distributions	(12,077,977)	(9,542,348)

CAPITAL SHARE TRANSACTIONS:
Shares sold	87,358,515	93,043,496
Shares issued in reinvestment of distributions	12,077,977	9,542,348
Shares redeemed	(56,405,099)	(25,133,428)

Net Increase in Net Assets Resulting from Capital Share Transactions	43,031,393	77,452,416

Total Increase in Net Assets	47,815,374	87,913,939

NET ASSETS:
Beginning of year	206,648,536	118,734,597

End of year(a)	$254,463,910	$206,648,536

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	10,233,779	11,162,559
Shares issued in reinvestment of distributions	1,437,428	1,165,296
Shares redeemed	(6,577,353)	(3,073,368)

Net Increase	5,093,854	9,254,487

(a) Including undistributed net investment income:	$6,384	$24,910

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013	2012	2011	2010	2009
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.36	$7.68	$8.01	$7.59	$5.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.47(a)	0.52(a)	0.49	0.59	0.75
Net realized and unrealized gain (loss)	0.16	0.62	(0.32)	0.42	2.03

Total From Investment Operations	0.63	1.14	0.17	1.01	2.78

LESS DISTRIBUTIONS:
From return of capital	–	–	(0.00)(b)	–	–
From net investment income	(0.45)	(0.46)	(0.50)	(0.59)	(0.74)

Total Distributions	(0.45)	(0.46)	(0.50)	(0.59)	(0.74)

NET ASSET VALUE, END OF YEAR	$8.54	$8.36	$7.68	$8.01	$7.59

TOTAL RETURN(c)	7.65%	15.00%	2.24%	13.80%	51.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$254,464	$206,649	$118,735	$83,555	$78,379
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	5.50%	6.32%	6.83%	7.82%	10.28%
Portfolio turnover rate	56%	52%	67%	120%	142%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market

  Annual Report - December 31, 2013

conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments: Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments: Warrants	Exchange traded close price, bids, evaluated bids.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types, net present value of cashflows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

  Annual Report - December 31, 2013

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Fixed Income Investments:
Bank Loans	$	—	$	12,714,077	$	—	$	12,714,077
Convertible Bonds		—		1,173,480		—		1,173,480
Bonds and Notes		—		216,017,812		4,388		216,022,200
Equity Investments:
Convertible Preferred Stock		421,463		872,858		—		1,294,321
Domestic Common Stock		3,986,587		230,950		—		4,217,537
Foreign Common Stock		257,957		—		—		257,957
Preferred Stock		722,242		447,939		—		1,170,181
Short Term Investments		—		9,703,969		—		9,703,969
Derivative Investments:
Warrants		113,930		—		—		113,930
Forward Foreign Currency Contracts (a)		—		16,900		—		16,900
Credit Default Swaps		—		169,990		—		169,990
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (a)		—		27,659		—		27,659

Total Investments	$	5,502,179	$	241,320,316	$	4,388	$	246,826,883

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  Annual Report - December 31, 2013

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments, market discount adjustments, adjustments for Real Estate Investment Trust securities and foreign currency adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$(22,505)	$(623,244)	$645,749

  Annual Report - December 31, 2013

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

		2013		2012
Distributions paid from:
Ordinary income	$	12,077,977	$	9,542,348

	$	12,077,977	$	9,542,348

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	–
Undistributed capital gains		–

Net accumulated earnings		0

Net unrealized appreciation on investments		6,336,870
Net unrealized appreciation on credit default swaps		88,277
Capital loss carryforward		(18,241,074)
Post-October losses		(723,277)

Tax composition of capital	$	(12,539,204)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(723,277)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2013, the Fund utilized $3,419,301 and had the following unused capital loss carryforwards available for federal income tax purposes:

Pre-Enactment
Unused	Expiration Date
$(5,056,126)	2016
(13,184,948)	2017

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

  Annual Report - December 31, 2013

2.	RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $3,020,958 on forward foreign currency contracts for the reporting period.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked-to-market daily and reflected at fair value on the Statement of Assets and Liabilities. The daily change in market value is reflected in variation margin on credit default swaps on the Statement of Assets and Liabilities and represents the amount owed to or due from the clearing broker. Any upfront premiums paid upon entering into a swap are capitalized within the credit default swaps, fair value on the Statement of Assets and Liabilities and amortized to

  Annual Report - December 31, 2013

income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid on the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain/loss on credit default swaps on the Statement of Operations.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $7,461,538 on credit default swaps for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Credit default swaps	$169,990

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$16,900	Unrealized depreciation on forward foreign currency contracts	$27,659

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$604,532	Net change in unrealized appreciation on credit default swaps	$62,357

Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(65,718)	Net change in unrealized appreciation on forward foreign currency contracts	$10,439

3. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2013.

Gross Amounts Not Offset on the
Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments	Cash Collateral Received/ (Pledged)	Net Amount
Derivative Assets (forwards and swaps) (b)	$ 186,890	$ -	$ 167,901	$ 18,989

Derivative Liabilities (forwards and swaps) (c)	$ 27,659	$ -	$ -	$ 27,659

(a)	The gross amount of derivative instruments are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b)	The gross amount of the derivative instruments assets is reported in unrealized appreciation on forward foreign currency contracts and credit default swaps, fair value in the Statement of Assets and Liabilities.
(c)	The gross amount of the derivative instruments liabilities is reported in unrealized depreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.

  Annual Report - December 31, 2013

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

5.	PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $180,039,370 and $116,789,366, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $240,330,782. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $9,948,654 and gross depreciation of investments in which there was an excess of tax cost over value of $3,611,784 resulting in net appreciation of $6,336,870.

7.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $4,489,597 and received collateral of $4,594,042 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 1% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Putnam High Yield Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Putnam High Yield Bond Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011

Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC

				N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser, and Putnam Investment Management, LLC (“Putnam”), the Fund’s sub-adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and Putnam and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement between the Company, GWCM and Putnam, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory of sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with Putnam (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Putnam. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement and the Interim Sub-Advisory Agreement became effective on October 8, 2013 and remain in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement and the New Sub-Advisory Agreement. In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and Putnam that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with Putnam at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with Putnam. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any GreatWest Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’primary investment adviser.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014